Segment disclosure - Disclosure of detailed information about exploration, evaluation and development of mining projects (Detail) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
Inventories	$ 10,025	$ 1,656
Mining interests, plant and equipment	489,512	343,693	$ 189
Exploration and evaluation assets	42,519	42,949	$ 95,002
Total assets	2,397,104	1,947,253
Mining exploration, evaluation and development [Member]
Assets
Inventories	27,304	1,656
Mining interests, plant and equipment	407,000	277,208
Exploration and evaluation assets	41,869	42,949
Total assets	802,144	338,900
Canada [Member] | Mining exploration, evaluation and development [Member]
Assets
Inventories	1,599	1,656
Mining interests, plant and equipment	344,903	277,208
Exploration and evaluation assets	40,680	41,725
Total assets	704,998	337,615
Mexico [Member] | Mining exploration, evaluation and development [Member]
Assets
Inventories	25,705	0
Mining interests, plant and equipment	62,097	0
Exploration and evaluation assets	1,189	1,224
Total assets	$ 97,146	$ 1,285